Document and Entity Information	Nov. 09, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819395
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	GORES METROPOULOS II, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39907
Entity Tax Identification Number	85-2097088
Entity Address, Address Line One	6260 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(303)
Local Phone Number	531-3100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-fifth of one warrant
Trading Symbol	GMIIU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	GMII
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	GMIIW
Security Exchange Name	NASDAQ